PROSPECTUS SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

CRA SHARES

SUPPLEMENT DATED MARCH 15, 2010 TO PROSPECTUS DATED OCTOBER 7, 2009

The following information is added after the fifth paragraph in the section entitled “INVESTMENT ADVISOR” on page 19 of the Prospectus:

Julie Egan serves as Portfolio Manager of the Fund. She is responsible for municipal credit research and analysis. Ms. Egan has been with the Advisor for less than one year. Prior to joining the Advisor, Ms. Egan was a Senior Municipal Research Analyst and Director at Evergreen Asset Management Corporation.

Please retain this Supplement with your Prospectus for future reference.

PROSPECTUS SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

INSTITUTIONAL SHARES

SUPPLEMENT DATED MARCH 15, 2010 TO PROSPECTUS DATED OCTOBER 7, 2009

The following information is added after the fifth paragraph in the section entitled “INVESTMENT ADVISOR” on page 19 of the Prospectus:

Julie Egan serves as Portfolio Manager of the Fund. She is responsible for municipal credit research and analysis. Ms. Egan has been with the Advisor for less than one year. Prior to joining the Advisor, Ms. Egan was a Senior Municipal Research Analyst and Director at Evergreen Asset Management Corporation.

Please retain this Supplement with your Prospectus for future reference.

PROSPECTUS SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

RETAIL SHARES

SUPPLEMENT DATED MARCH 15, 2010 TO PROSPECTUS DATED OCTOBER 7, 2009

The following information is added after the fifth paragraph in the section entitled “INVESTMENT ADVISOR” on page 19 of the Prospectus:

Julie Egan serves as Portfolio Manager of the Fund. She is responsible for municipal credit research and analysis. Ms. Egan has been with the Advisor for less than one year. Prior to joining the Advisor, Ms. Egan was a Senior Municipal Research Analyst and Director at Evergreen Asset Management Corporation.

Please retain this Supplement with your Prospectus for future reference.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SUPPLEMENT DATED MARCH 15, 2010 TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 7, 2009

1.           The table in the section entitled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” on page 12 of the Statement of Additional Information is revised to read as follows:

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Barbara VanScoy	--	--	--	--	20	$261,514,534	--	--	--	--	--	--
Alyssa Greenspan	--	--	--	--	20	$261,514,534	--	--	--	--	--	--
Michelle Rogers	--	--	--	--	20	$261,514,534	--	--	--	--	--	--
Julie Egan	--	--	--	--	20	$261,514,534	--	--	--	--	--	--

* This information is current as of February 28, 2010.

2.           The third sentence of the section entitled “Portfolio Manager – Compensation” on page 12 of the Statement of Additional Information is revised to read as follows:

Alyssa Greenspan, Michelle Rogers and Julie Egan are paid fixed salaries, with annual bonuses that account for less than 10% of their total compensation and that are paid based on the overall profitability of the Advisor.

3.           The following information is added to the table in the section entitled “Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Fund” on page 12 of the Statement of Additional Information:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager*
Julie Egan	None

* This information is current as of February 28, 2010.

Please retain this Supplement with your Statement of Additional Information for future reference.